Investments in affiliates (Tables)	12 Months Ended
Mar. 31, 2016
Summarized Financial Information for Affiliates, Statements of Income
	Millions of yen
	2014
	TTSL	Others
Operating information
Operating revenues	¥227,582	¥911,020
Operating income (loss)	(28,683)	171,193
Income (loss) from continuing operations	(85,026)	122,511
Net income (loss)	(85,026)	122,511
Net income (loss) attributable to shareholders’ of the affiliates	(84,613)	122,324

	Millions of yen
	2015
	TTSL	Others
Operating information
Operating revenues	¥238,040	¥991,113
Operating income (loss)	(19,853)	168,368
Income (loss) from continuing operations	(79,390)	127,466
Net income (loss)	(79,390)	127,466
Net income (loss) attributable to shareholders’ of the affiliates	(78,742)	127,468

	Millions of yen
	2016
	TTSL	Others
Operating information
Operating revenues	¥271,878	¥1,207,344
Operating income (loss)	12,643	132,026
Income (loss) from continuing operations	(57,057)	95,374
Net income (loss)	(57,057)	95,374
Net income (loss) attributable to shareholders’ of the affiliates	(59,721)	95,340

Summarized Financial Information for Affiliates, Balance Sheets

	Millions of yen
	2015
	TTSL	Others
Balance sheet information
Current assets	¥76,869	¥1,415,618
Non-current assets	468,569	1,766,763
Current liabilities	141,608	1,234,202
Long-term liabilities	601,880	843,066
Equity	(198,050)	1,105,113

Redeemable preferred stock	48,964	—
Noncontrolling interests	22,920	2,212

	Millions of yen
	2016
	TTSL	Others
Balance sheet information
Current assets	¥72,726	¥1,542,550
Non-current assets	472,261	1,751,092
Current liabilities	146,459	1,335,526
Long-term liabilities	604,141	867,003
Equity	(205,613)	1,091,113

Redeemable preferred stock	83,418	—
Noncontrolling interests	24,393	2,060